Expense Example - GABELLI INTERNATIONAL GROWTH FUND, INC	Apr. 30, 2025 USD ($)
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	604
Expense Example, with Redemption, 5 Years	1,157
Expense Example, with Redemption, 10 Years	2,667
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	648
Expense Example, with Redemption, 3 Years	1,144
Expense Example, with Redemption, 5 Years	1,665
Expense Example, with Redemption, 10 Years	3,089
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	830
Expense Example, with Redemption, 5 Years	1,530
Expense Example, with Redemption, 10 Years	3,394
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	527
Expense Example, with Redemption, 5 Years	1,028
Expense Example, with Redemption, 10 Years	$ 2,410